Allowance for impairment losses - Income statement charges (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Allowance for impairment losses.
Charge to the income statement	£ 589	£ 926
Financial assets at fair value through other comprehensive income	26,680	24,368
Drawn balance
Allowance for impairment losses.
Charge to the income statement	609	1,012
Undrawn balance
Allowance for impairment losses.
Charge to the income statement	£ (20)	(72)
Financial assets at FVOCI
Allowance for impairment losses.
Financial assets at fair value through other comprehensive income		£ (14)